Equity - Restrictions on Net Assets (Details) $ in Millions	Sep. 01, 2016 USD ($)
Retained Earnings Note Disclosure [Abstract]
Undistributed Earnings from Equity Method Investees	$ 272
MMJ Group
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Amount of Restricted Net Assets	3,210
IM Flash Technologies, LLC
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Amount of Restricted Net Assets	913
Cash and Cash Equivalents | MMJ Group
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Amount of Restricted Net Assets	896
Cash and Cash Equivalents | IM Flash Technologies, LLC
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Amount of Restricted Net Assets	$ 98